John Hancock

197 Clarendon Street

Boston, Massachusetts 02116

(617) 572-0070

E-mail:

mramirez@jhancock.com

Michael A. Ramirez

Assistant Vice President &

Senior Counsel

VIA EDGAR

July 29, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Room

RE	John Hancock Life Insurance Company (U.S.A.)

Registration Statements Filed On Form N-6

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Variable Universal Life 2025)	# 333-286256
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Variable Universal Life 2025 Employer Market)	# 333-286257

Dear Commissioners:

Pursuant to Rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)

the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement effective July 24, 2025, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Michael A. Ramirez
Assistant Vice President and Senior Counsel